Filed electronically with the Securities and Exchange Commission on December 1, 2000

                                                               File No. 2-76806
                                                               File No. 811-3440

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /___/

                           Pre-Effective Amendment No.                     /___/
                         Post-Effective Amendment No. 37                   / X /
                                                      --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /___/

                                Amendment No. 39                           / X /
                                              --



                       KEMPER PORTFOLIOS
                       -----------------
       (Exact Name of Registrant as Specified in Charter)

       222 South Riverside Plaza, Chicago, Illinois 60606
       --------------------------------------------------
      (Address of Principal Executive Offices) (Zip Code)

   Registrant's Telephone Number, including Area Code: (312)
                            537-7000

                       Philip J. Collora
                Scudder Kemper Investment, Inc.
                   222 South Riverside Plaza
                    Chicago, Illinois 60606
                    -----------------------
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/         Immediately upon filing pursuant to paragraph (b)
/___/         On (date) pursuant to paragraph (b)
/ X /         On February 1, 2001 pursuant to paragraph (a) (1)
/___/         On (date) pursuant to paragraph (a) (3)
/___/         75 days after filing pursuant to paragraph (a) (2)
/___/         On _______________ pursuant to paragraph (a) (2) of Rule 485

              If appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                KEMPER PORTFOLIOS

                            Kemper Cash Reserves Fund

                                                                       LONG-TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT-TERM
                                                                      WORLD (SM)

     February 1, 2001

Prospectus

                                                              KEMPER MONEY FUNDS

                                                       Kemper Cash Reserves Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                                                             [LOGO] KEMPER FUNDS

HOW THE                              INVESTING IN
FUND WORKS                           THE FUND

 4  Kemper Cash Reserves Fund        14  Choosing A Share Class

11  Other Policies                   18  How To Buy Shares

12  Financial Highlights             19  How To Exchange Or Sell Shares

                                     20  Policies You Should Know About

                                     25  Understanding Distributions
                                         And Taxes

How The Fund Works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. This fund's share price isn't guaranteed, so you could lose money.

TICKER SYMBOLS      CLASS: A) _____  B) _____  C)_____











Kemper
Cash Reserves Fund



FUND GOAL The fund seeks maximum current income to the extent consistent with stability of principal.

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The Fund's Main Strategy

The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, corporations and municipalities. The fund typically invests more than 25% of its net assets in obligations of U.S. banks and domestic branches of foreign banks. However, everything the fund buys must meet the rules for money market fund investments (see below).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


---[ICON]-----------------------------------------------------------------------
          MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

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The Main Risks Of Investing In The Fund

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on outside guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

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This fund may be of interest to investors who want a versatile, broadly diversified money fund.

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Performance

The bar chart shows how the total returns for the fund's Class B shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

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Annual Total Returns (%) as of 12/31 each year                    Class B Shares
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THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:



--------------------------------------------------------------------------------
  1991    1992    1993   1994    1995    1996    1997    1998   1999     2000
--------------------------------------------------------------------------------

Best quarter: ____%, Q_ 19__          YTD return as of [FISCAL YEAR END]: ___%

Worst quarter: ____%, Q_ 19__

--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/2000)
--------------------------------------------------------------------------------

                                                                  Since
                             Since       Since        Since       --
                             12/31/9_    12/31/9_     12/31/__    Life of
                             1 Year      5 Years      10 Years    Classes
------------------------------------------------------------------------------
Class A                          %           %            %           %
------------------------------------------------------------------------------
Class B                                 --           --          --
------------------------------------------------------------------------------
Class C                                 --           --          --
------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, call (800) 621-1048

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How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------
Fee Table                                    Class A    Class B    Class C
------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
Maximum Sales Charge (Load) On Purchases
(as % of offering price)                     None*      None       None
------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (as % of redemption proceeds)         None[*]    4.00%      1.00%
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Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                               %                %          %
------------------------------------------------------------------------------
Distribution (12b-1) Fee                     None
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Other Expenses**
------------------------------------------------------------------------------
Total Annual Operating Expenses[***]
------------------------------------------------------------------------------

* The applicable sales charge applies for exchanges into Class A shares of other Kemper funds.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares                                 $            $            $
------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------

Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares                                 $            $            $
------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------

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THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee.

For the most recent fiscal year, the actual amount the fund paid in management fees was __% of its average daily net assets.





---[ICON]-----------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

  Frank Rachwalski, Jr.       Jerri L. Cohen
    o Began investment          o Began investment
      career in 1973              career in 1992
    o Joined the advisor in     o Joined the advisor
      1973                        in 1981
    o Joined the fund team      o Joined the fund team
      in 1984                     in 1998

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

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Other Policies and Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o The fund's investment advisor establishes a security's credit grate at the time it buys securities, using independent ratings or, for unrated securities, its own credit determination. If a security's credit quality falls below the minimum required for purchase by the fund, the security will be sold unless the Board believes this would not be in the shareholders' best interest

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

This prospectus doesn't tell you about every policy or risk of investing in a fund. For more information, you may want to request a copy of the SAI (the back cover has additional information on how to do this).

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Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Investing In The Funds

The following pages tell you about many of the services, choices and benefits of being a Kemper Funds shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

--------------------------------------------------------------------------------
Choosing A Share Class

In this prospectus, there are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                        Points to help you compare
--------------------------------------------------------------------------------

Class A

o  No charges when you buy shares           o  Total annual operating
                                               expenses are lower than those
o  In most cases, no sales charge when         for Class B or Class C  shares
   you sell

o  No distribution fee

------------------------------------------------------------------------------

Class B

o  No charges when you buy shares           o  The deferred sales charge
                                               rate falls to zero after six
o  Deferred sales charge of up to 4.00%,       years
   charged when you sell shares you bought
   within the last six years                o  Shares automatically convert
                                               to Class A after six years,
o  0.75% distribution fee                      which means lower annual
                                               expenses going forward

------------------------------------------------------------------------------

Class C

o  No charges when you buy shares           o  The deferred sales charge
                                               rate is lower, but your shares
o  Deferred sales charge of 1.00%, charged     never convert to Class A, so
   when you sell shares you bought             annual expenses remain higher
   within the last year

o  0.75% distribution fee

------------------------------------------------------------------------------

Class A shares

Class A shares have no sales charges when you buy shares.

If you later exchange Class A Shares of another Kemper fund, you'll be charged any applicable sales charges. However, if you bought shares of this fund by exchange from a Kemper fund where you already paid a sales charge, you will be credited for the sales charges you paid if you later exchange back into a fund with a Class A sales charge.

If you've invested $1 million or more in another Kemper Fund, either as a lump sum or through one of the sales charge reduction features described in that fund's prospectus, and you exchange into Class A Shares of this fund, you may be charged a 1% contingent deferred sales charge if you redeem shares within one year of your initial purchase of the other Kemper fund. If you redeem shares within two years of your initial purchase of the other Kemper fund, you may be charged a 0.50% contingent deferred sales charge. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced sales charges for other Kemper funds.

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Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the [net] effect of lowering the annual expenses from the seventh year on.

Class B shares have a contingent deferred sales charge (CDSC). This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you
bought shares          CDSC on shares you sell
---------------------------------------------------------
First year             4.00%
---------------------------------------------------------
Second year and later  3.00
---------------------------------------------------------
Fourth or Fifth Year   2.00
---------------------------------------------------------
Sixth Year             1.00
---------------------------------------------------------
Seventh year and later None
                       (automatic conversion to Class A)
---------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class B shares can make sense for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.

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Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% is deducted from fund assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you
bought shares          CDSC on shares you sell
---------------------------------------------------------
First year             1.00%
---------------------------------------------------------
Second year and later  None
---------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

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How To Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."

------------------------------------------------------------------------------
First investment                            Additional investments
------------------------------------------------------------------------------

$1,000 or more for regular accounts         $100 or more for regular accounts

$250 or more for IRAs                       $50 or more for IRAs

$50 or more with an Automatic Investment    $50 or more with an Automatic
Plan                                        Investment Plan, Payroll
                                            Deduction or Direct Deposit
------------------------------------------------------------------------------

Through a financial representative          o  Contact your representative
                                               using the method that's most
o  Contact your representative using the       convenient for you
   method that's most convenient for you
------------------------------------------------------------------------------

By mail or express mail (see below)

o  Fill out and sign an application         o  Send a check and a Kemper
                                               investment slip to us at the
o  Send it to us at the appropriate            appropriate address below
   address, along with an investment check
                                            o  If you don't have an investment
                                               slip, simply include a letter
                                               with your name, account number,
                                               the full name of the fund and the
                                               share class and your investment
                                               instructions
------------------------------------------------------------------------------

By wire

o  Call (800) 621-1048 for instructions     o  Call (800) 621-1048 for
                                               instructions
------------------------------------------------------------------------------

By phone

--                                          o  Call (800) 621-1048 for
                                               instructions
------------------------------------------------------------------------------

With an automatic investment plan

                                            o  To set up regular
--                                             investments, call (800) 621-1048
------------------------------------------------------------------------------

On the Internet

o  Follow the instructions at               o  Follow the instructions at
   www.kemper.com                              www.kemper.com
------------------------------------------------------------------------------



Regular mail: Kemper Funds, PO Box 219415, Kansas City, MO 64121-9153

Express, registered, or certified mail:
Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

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How To Exchange Or Sell Shares

Use these instructions to exchange or sell shares in your account.

----------------------------------------------------------------------------------------
Exchanging into another fund                 Selling shares
----------------------------------------------------------------------------------------

$1,000 or more to open a new account         Some transactions, including most
                                             for over $50,000, can only be
$100 or more for exchanges between           ordered in writing with a signature
existing accounts                            guarantee; if you're in doubt, see
                                             page 22
----------------------------------------------------------------------------------------

Through a financial representative

o Contact your representative by the         o  Contact your representative by
  method that's most convenient for you         the method that's most convenient for you
----------------------------------------------------------------------------------------

By phone or wire

o Call (800) 621-1048 for instructions       o  Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:                Write a letter that includes:

o the fund, class and account number         o the fund, class and account number
  you're exchanging out of                     from which you want to sell shares

o the dollar amount or number of             o the dollar amount or number of shares
  shares you want to exchange                  you want to sell

                                             o your name(s), signature(s) and
o the name and class of the fund you           address, as they appear on your
  want to exchange into                        account

                                             o a daytime telephone number
o your name(s), signature(s) and address, as they appear on your account

o a daytime telephone number
----------------------------------------------------------------------------------------

With a systematic exchange plan              With a systematic withdrawal plan

o To set up regular exchanges from a         o To set up regular cash payments from a
  Kemper fund account, call                    Kemper fund account, call
  (800) 621-1048                              (800) 621-1048
----------------------------------------------------------------------------------------

On the Internet

o Follow the instructions at                 o Follow the instructions at
  www.kemper.com                               www.kemper.com
----------------------------------------------------------------------------------------

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Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information on Kemper funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.

EXPRESS-Transfer lets you set up a link between a Kemper account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

When you call us to sell shares, we may record the call, ask you for certain information or take other steps designed to prevent fraudulent orders. It's important to understand that, with respect to certain pre-authorized transactions, as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send or accept wires of $1,000 or more.

Exchanges among Kemper funds are an option for most shareholders. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

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The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www. kemper.com to get up-to-date information, review balances or even place orders for exchanges.

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When you want to sell more than $50,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one Kemper fund into another don't affect CDSCs: for each investment you make, the date you first bought Kemper shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through a systematic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the applicable commission

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

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If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

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In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you sell shares in a Kemper fund and then decide to invest with Kemper again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Kemper. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Kemper or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the fund calculates share price

For each share class, the price at which you buy shares is the net asset value per share, or NAV. To calculate NAV, each share class of the fund uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                       ----------------------------------    = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

For each share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors and certain investors in Class A Shares, a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class"). As noted earlier, the fund seeks to maintain a stable $1.00 share price.

In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

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Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily, and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations. The fund may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends are generally taxed at ordinary income rates. Any long-term capital gains distributions are generally taxed at capital gains rates, although the fund typically doesn't expect to make long-term capital gains distributions. Also, because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

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Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

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The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

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To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Kemper or the SEC (see below). Materials you get from Kemper are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-6009
www.sec.gov
Tel (800) SEC-0330

Kemper Funds
222 South Riverside Plaza
Chicago, IL 60606-5808
www.kemper.com
Tel (800) 621-1048




SEC File Numbers

Kemper Cash Reserves Fund              811-3440






Principal Underwriter

Kemper Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com E-mail info@kemper.com
Tel (800) 621-1048

[LOGO] KEMPER FUNDS

Long-term investing in a short-term world (SM)

                                KEMPER PORTFOLIOS

                            Kemper Cash Reserves Fund




                          Class A, Class B and Class C












                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2000


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Fund, as amended from time to time, a copy of which may be obtained without charge by contacting Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained.

         The Annual Report to Shareholders of the Fund, dated September 30, 2000 accompanies this Statement of Additional Information. It is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.


         This Statement of Additional Information is incorporated by reference into the prospectus.

Table of Contents to be added.

                            Policies and Techniques

The following information sets forth the Fund's investment objective, policies and risk factors. The Fund seeks to maintain a net asset value of $1.00 per share. There is no assurance that the Fund will achieve its objective.

The Fund seeks maximum current income to the extent consistent with stability of principal from a portfolio of the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities. The two broad categories of U.S. Government debt instruments are (a) direct obligations of the U.S. Treasury and (b) securities issued or guaranteed by agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury.

2. Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

4. Commercial paper rated Prime-1 or Prime-2 by Moody's Investor Services, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P.

5.   Repurchase Agreements.

In addition, the Fund limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940.

To the extent the Fund purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, possible restrictions on international currency transactions and regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. The Fund typically invests more than 25% of its net assets in obligations of U.S. banks and domestic branches of foreign banks. As a result, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated.

The Fund seeks to maintain its net asset value at $1.00 per share by valuing its portfolio of investments on the amortized cost method in accordance with Rule 2a-7. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved. See "Net Asset Value."

The Fund may invest in instruments bearing rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities is ordinarily determined by reference to or is a percentage of an objective standard. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities earlier than the maturity date on the face of the instrument.

The Fund will invest only in securities with remaining maturities of 12 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less in accordance with Rule 2a-7 under the Investment Company Act of 1940. The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.

Additional Information about Investment Techniques

The following section includes disclosure about investment practices and techniques which may be utilized by the Fund. Specific limitations and policies regarding the use of these techniques may be found in the "Investment Objective and Policies" section, as well as in "Investment Restrictions" below. Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Investment Manager"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Investment Manager may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Manager. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

Investment of Uninvested Cash Balances. The Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, the Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which Scudder Kemper Investments acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940 (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the

Investment Company Act. Investment by the Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance the Fund's ability to manage Uninvested Cash.

The Fund will invest Uninvested Cash in Central Funds only to the extent that the Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, the Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Investment Manager to be of good standing and will not be made unless, in the judgment of the Investment Manager, the consideration to be earned from such loans would justify the risk.

Repurchase Agreements. The Fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, the Fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.


         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. As with any unsecured debt Obligation purchased for the Fund, the Investment Manager seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value

(including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.


Section 4(2) Paper. Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Investment Manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Fund's Board , if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the Fund on illiquid securities. The Investment Manager monitors the liquidity of its investments in
Section 4(2) paper on a continuing basis.

Investment Restrictions

The following restrictions may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of such Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (i) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Fund.

The Fund has elected to be classified as a diversified series of an open-end investment trust.

In addition, as a matter of fundamental policy, the Fund will not:

         (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (4) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (5) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (6) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; and

         (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With regard to Restriction #3, for purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board without shareholder approval. The Fund may not:


         (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;


         (2) lend portfolio securities in an amount greater than one third of its total assets; and

         (3) Invest more than 10% of net assets in illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

Trustees' Power to Change Objectives and Policies. Except as specifically stated to the contrary, the objectives and policies of the Fund may be changed by the Trustees without a vote of the shareholders.

Net Asset Value

The net asset value per share for each class of the Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Investment Manager, on each day the New York Stock Exchange (the "Exchange") is open for trading. The net asset value per share of the Fund is determined at 5:00 p.m. Eastern time. The Exchange normally is closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to that class, by the total number of outstanding shares of that class. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of the Fund's securities through receipt of regular reports from the Investment Manager at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, MA, 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Fund and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Fund, however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Purchases

Alternative Purchase Arrangements. Class A shares of the Fund are sold to investors without an initial sales charge, but Class A shares of the Fund exchanged into Class A shares of another Kemper Fund are subject to the applicable sales charge of the Kemper Fund at the time of the exchange. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The Fund is designed primarily as an exchange vehicle for investments in other Kemper Funds sold through financial services firms. For example, the Fund may serve as a temporary investment for amounts ultimately intended for investment in equity or fixed income Kemper Funds through techniques such as "dollar cost averaging." The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

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                                     Sales                     Annual 12b-1 Fees
                                     Charge                (as a % of average daily         Other Information
                                                                      --------------
                                                                  net assets)
                                                                  -----------
---------------------------------------------------------------------------------------------------------------------

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       Class A*                       None                           None
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
       Class B         Maximum contingent deferred sales             0.75%              Shares convert to Class A
                           charge of 4% of redemption                                     shares six years after
                        proceeds; declines to zero after                                         issuance
                                   six years
---------------------------------------------------------------------------------------------------------------------

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       Class C          Contingent deferred sales charge             0.75%                No conversion feature
                        of 1% of redemption proceeds for
                         redemptions made during first
                              year after purchase
---------------------------------------------------------------------------------------------------------------------

* No initial sales charge applies to purchases of Class A shares of the Fund, but the applicable sales charge applies for exchanges into Class A shares of other Kemper Funds.

The minimum initial investment for the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. In order to begin accruing income dividends as soon as possible, purchasers may wire payment to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106.

The Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Fund will be investing in instruments, which normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Fund receives investable funds. (a) Wire transfer. Orders received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value after receipt by the Fund's Shareholder Service Agent and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. If payment is wired in Federal Funds, the payment should be wired to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106. If payment is to be wired, the firm which services the account should handle the details of the transaction. (b) Check. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of the close of the Exchange on the business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. (c) Dealer Trades. Orders processed through dealers or other financial services firms, including trades via Fund/SERV, will be effected at the net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date. See "Dividends and Taxes" for more information.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

Class A Shares. Class A shares are sold at their net asset value with no sales charge.

Deferred Sales Charge Alternative--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of the Fund will automatically convert to Class A shares six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various federal and state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold by the firm under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgement of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund or other funds underwritten by KDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to KSvC, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

As described in the Fund's prospectus, shares of the Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form. The applicable sales charge applies for exchanges from Class A shares of the Fund to Class A shares of other Kemper Funds. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of the Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Fund's prospectus.

Scheduled variations in or the elimination of the contingent deferred sales charge for redemption of Class B or Class C shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

Redemptions and Exchanges

General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of the Fund will be the net asset value per share of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).

Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodial account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if the investment manager deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent Deferred Sales Charge--Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.


                                                Contingent Deferred
Year of Redemption After Purchase               Sales Charge

First                                           4%

Second                                          3%
Third                                           3%
Fourth                                          2%
Fifth                                           2%
Sixth                                           1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below) and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge--Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code
Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

Contingent Deferred Sales Charge--General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends to a total of $11,000. If the investor were then to redeem the entire $11,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because the $1,000 of reinvested dividends is not subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December 1999 will be eligible for the second year's charge if redeemed on or after December 1, 2000. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder of the Fund who redeems Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of its Fund or of any other Kemper Fund listed under "Special Features -- Class A Shares -- Combined Purchases". The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Kemper Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. The reinvestment privilege may be terminated or modified at any time.

Redemption in-kind. The Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

SPECIAL FEATURES

Class A Shares--Combined Purchases. LIST TO BE UPDATED Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Aggressive Growth Fund, Kemper Asian Growth Fund, Kemper Blue Chip Fund, Kemper California Tax-Free Income Fund, Kemper Cash Reserves Fund, Kemper Contrarian Fund, Kemper Emerging Markets Growth Fund, Kemper Florida Tax-Free Income Fund, Kemper Global Blue Chip Fund, Kemper Global Income Fund, Kemper Growth Fund, Kemper High Yield Fund, Kemper High Yield Fund II, Kemper High Yield Opportunity Fund, Kemper Horizon 10+ Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 5 Portfolio, Kemper Income and Capital Preservation Fund, Kemper Intermediate Municipal Bond Fund, Kemper International Fund, Kemper International Research Fund, Kemper Large Company Growth Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Latin America Fund, Kemper Municipal Bond Fund, Kemper New Europe Fund, Kemper New York Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund, Kemper Research Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Retirement Fund -- Series II, Kemper Retirement Fund -- Series III, Kemper Retirement Fund -- Series IV, Kemper Retirement Fund -- Series V, Kemper Retirement Fund -- Series VI, Kemper Retirement Fund -- Series VII, Kemper S&P 500 Index Fund, Kemper Short-Term U.S. Government Fund, Kemper Small Cap Value Fund, Kemper Small Cap Value+Growth Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Small Capitalization Equity Fund, Kemper Strategic Income Fund, Kemper Target 2010 Fund, Kemper Technology Fund, Kemper Total Return Fund, Kemper U.S. Government Securities Fund, Kemper U.S. Growth and Income Fund, Kemper U.S. Mortgage Fund, Kemper Value+Growth Fund, Kemper Worldwide 2004 Fund, Kemper-Dreman Financial Services Fund, Kemper-Dreman High Return Equity Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent or its affiliates may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund, and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of the Fund are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of a Kemper Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Kemper Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

If a shareholder has invested $1 million or more in another Kemper Fund, either as a lump sum or through on of the sales charge reduction features described in that fund's prospectus, and a shareholder exchanges into Class A shares of this fund, the shareholder may be charged a 1 % contingent deferred sales charge if they redeem shares within one year of your initial purchase of the other Kemper Fund. If they redeem shares within two years of their initial purchase of the other Kemper Fund, they may be charged a 0.50% contingent deferred sales charge
 . This CDSC is waived under certain circumstances. See the Fund's prospectus for more details.

Class B Shares. Class B shares of the Fund and Class B shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of the Fund and Class C shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

General. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). In addition, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves
Fund)  acquired by exchange  from another  Kemper  fund,  or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to KSvC, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the
Shareholder  Service Agent will honor  requests by telephone at  1-800-621-1048, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.

Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Kemper Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Bank Direct Deposit. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (minimum $50 maximum

$50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Systematic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

KDI will waive the contingent deferred sales charge on redemptions of Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with the Fund's custodian describe the current fees payable for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

Dividends. The Fund declares daily dividends of its net investment income. Dividends will be reinvested or paid in cash monthly. If a shareholder redeems his or her entire account, all dividends accrued to the time of redemption will be paid at that time. The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Fund. Expenses are accrued each day. While the Fund's investments are valued at amortized cost (see "Net Asset Value" in the prospectus), there will be no unrealized gains or losses on such investments. However, should the net asset value deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

Dividends paid by the Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares.
Distributions of capital gains, if any, will be paid in the same portion for each class.

Income and capital gain dividends, if any, for the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive both income and capital gain dividends in cash.

Any dividends of the Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Purchase, Repurchase, and Redemption of Shares", "Special Features--Class A Shares--Combined Purchases", for a list of such other Kemper Funds. To use this privilege of investing a Fund's dividends in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

Performance Information

The Fund may advertise several types of performance information for a class of shares, including "yield" and "effective yield."

Performance information will be computed separately for Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund. If the Fund's fees or expenses are being waived or absorbed by the Investment Manager, the Fund may also advertise performance information before and after the effect of the fee waiver or expense absorption.

The Fund's historical performance or return for a class of shares may be shown in the form of "yield" and "effective yield."

These various measures of performance are described below. Performance information will be computed separately for each class. The Investment Manager agreed to absorb certain operating expenses for the Fund for the periods and to the extent specified in this Statement of Additional Information. See
"Investment Investment Manager and Underwriter." Because of this expense absorption, the performance results for the Fund may be shown with and without the effect of this waiver and expense absorption.

Performance results not giving effect to expense absorptions will be lower.

Yield is a measure of the net investment income per share earned over a specific seven-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.


The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The Fund's yield for its Class A, Class B and Class C shares for the seven-day period ended September 30, 2000 was _____4.64% and 3.62% respectively.


The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.


The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1) 365/7 - 1. The Fund's effective 25 yield for its Class A, Class B and Class C shares for the seven-day period ended September 30, 2000 was _____, 4.75% and 3.69% respectively.


The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's Class A shares are sold at net asset value without an initial sales charge. However, the redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year. Class B and Class C shares are sold at net asset value.

Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class A and C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Yields will fluctuate.

Factors affecting the Fund's performance include general market conditions, operating expenses and investment management.

Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

Investors may want to compare the performance of the Fund to that of certificates of deposit issued by banks and other depository institutions. Certificates of deposit represent an alternative income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of the Fund are not insured and yield will fluctuate. The Fund seeks to maintain a stable net asset value of $1.00.

Investors also may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations.

Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S.
Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity.

The Fund's performance may be compared to that of the Consumer Price Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI"). The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

The Fund's yield will fluctuate. Additional information about the Fund's performance appears in its Annual Report to Shareholders, which is available without charge from the Fund.


TO BE UPDATED:

Performance figures for Class A and C shares for the periods January 10, 1992 and May 31, 1994, respectively, to October 31, 1999 reflect the actual performance of these classes of shares. Returns for Class A and C shares for the periods February 6, 1984 to January 10, 1992 and May 31, 1994, respectively, are derived from the historical performance of Class B shares, adjusted to reflect the operating expenses applicable to Class A and C shares, which may be higher or lower than those of Class B shares. The performance figures are also adjusted to reflect the maximum sales charge of 5.75% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class B shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Average Annual Total Return for the periods ended October
31, 1999*

                One Year         Five Years      Ten Years      Life of Class**
                --------         ----------      ---------      ---------------
Class A         4.12%            4.62%           4.52%          3.96%
Class B         0.08%            3.45%           3.54%          4.44%
Class C         3.44%            3.88%           3.78%          3.81%


* Because Class A and C shares were not introduced until January 10, 1992 and May 31, 1994, respectively, the total return for Class A and C shares for the period prior to their introduction is based upon the performance of Class B shares from the commencement of investment operations, February 6, 1984 through January 10, 1992 and May 31, 1994, respectively. Actual performance of Class A and C shares is shown beginning January 10, 1992 and May 31, 1994, respectively.

** Since January 10, 1992, February 6, 1984 and May 31, 1994 for Class A, B and C shares, respectively.

Fund Organization

SHAREHOLDER RIGHTS

The Fund is the third separate series, or "Portfolio", of Kemper Portfolios ("KP" or the "Trust"), an open-end management investment company organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 20, 1987, KP pursuant to a reorganization succeeded to the assets and liabilities of Investment Portfolios, Inc., a Maryland corporation organized on March 26, 1982. After such reorganization, KP was known as Investment Portfolios until February 1, 1991, and thereafter until May 28, 1994, as Kemper Investment Portfolios, when the name of KP became "Kemper Portfolios." Prior to May 28, 1994, the Fund was known as the Money Market Portfolio.

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, the Fund offers four classes of shares, three of which are described in this statement of additional information. An additional class, Class I shares, are offered through a supplement and have different expenses than Class A, B and C shares, that may affect performance, and are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of the Manager and its affiliates; and (b) the following investment advisory clients of the Manager and its investment advisory affiliates that invest at least $1 million in the Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of the Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares of the Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. If shares of more than one Portfolio for the Trust are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action, which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust or any series or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trust's trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Manager as remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.


Master/feeder structure

The Board has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure fund as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Investment manager

Scudder Kemper Investments, Inc. (the "Investment Manager"), 345 Park Avenue, New York, NY, an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Investment Manager introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Investment Manager, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Investment

Manager. The Investment Manager's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders. On October 17, 2000, the dual-headed holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.

Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

The principal source of the Investment Manager's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over [XX] open and closed-end mutual funds.

The Investment Manager maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Investment Manager receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Investment Manager's clients. However, the Investment Manager regards this information and material as an adjunct to its own research activities. The Investment Manager's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Investment Manager with respect to the Funds are based primarily on the analyses of its own research department.

Certain investments may be appropriate for a fund and also for other clients advised by the Investment Manager. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Investment Manager to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of the Investment Manager in the interest of achieving the most favorable net results to that fund.

In certain cases, the investments for the fund are managed by the same individuals who manage one or more other mutual funds advised by the Investment Manager, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

The Board approved the current investment management agreement with the Investment Manager upon the termination of the former investment management agreement. The current agreement was approved by shareholders at a special meeting that concluded in December 1998.

For the services and facilities furnished, the Fund pays an investment management fee, payable monthly, on a graduated basis at the following annual rates: 0.40% of the first $250 million of average daily net assets, 0.38% of the next $750 million, 0.35% of the next $1.5 billion, 0.32% of the next $2.5 billion, 0.30% of the next $2.5 billion, 0.28% of the next $2.5 billion, 0.26% of the next $2.5 billion, and 0.25% of average daily net assets over $12.5 billion. The investment management fees paid by the Fund for its 1999, 1998 and 1997 fiscal years were $2,050,000, $1,269,000 and $1,059,000, respectively.

The Manager may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

Code of Ethics

The Fund, the Investment Manager and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Investment Manager and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Investment Manager's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Investment Manager's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Investment Manager's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birth dates, their principal occupations and their affiliations, if any, with the Investment Manager and KDI are listed below. All persons named as trustees also serve in similar capacities for other funds advised by the Investment Manager.

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner Business Resources Group; formerly Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37),  Trustee,  7515 Pelican Bay Blvd., Naples,  Florida;
Retired;   formerly,   Executive  Vice  President,   A.  O.  Smith   Corporation
(diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

LINDA C. COUGHLIN (1/1/52), Trustee*, 345 Park Avenue, New York, New York, Managing Director, Scudder Kemper.


THOMAS W. LITTAUER (4/26/55), Chairman, Vice President and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Investment Manager; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.


SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI International (research and development); formerly, President and Chief Executive Officer, SRI International; prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm); Director, PSI, Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Investment Manager; formerly, Institutional Sales Managing Director, Investment Manager.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Investment Manager.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Investment Manager.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Investment Manager.



RICHARD L. VANDENBERG (11/16/49), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Investment Manager; formerly, Senior Vice President and Portfolio Manager with an unaffiliated investment management firm.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Investment Manager.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Investment Manager.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Investment Manager.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Investment Manager.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Investment Manager; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Investment Manager; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).
* Interested persons of the Fund as defined in the 1940 Act.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's fiscal year ended September 30, 2000, except that the information in the last column is for calendar year 2000.


                                                     Aggregate Compensation From
                                                     ---------------------------

                                    Kemper Cash             Kemper           Total Compensation Kemper
       Name of Trustee             Reserves Fund          Portfolios         Funds Paid to Trustees***
       ---------------             -------------          ----------         -------------------------


John W. Ballantine
Lewis A. Burnham
Donald L. Dunaway**


                                       25

                                                     Aggregate Compensation From
                                                     ---------------------------

                                    Kemper Cash             Kemper           Total Compensation Kemper
       Name of Trustee             Reserves Fund          Portfolios         Funds Paid to Trustees***
       ---------------             -------------          ----------         -------------------------

Robert B. Hoffman
Donald R. Jones
Shirley D. Peterson
William P. Sommers





** Includes deferred fees. Pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fee (including interest thereon) accrued through the Fund's fiscal year payable from the Trust to Mr. Dunaway are $__________.


***Includes compensation for service on the boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as a trustee of 27 Kemper Funds with 47 fund portfolios.


As of January 1, 2001, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of the Fund.

As of January 1, 2001, the following entities owned of record greater than 5% of the outstanding shares of a particular class of the Fund:


Name and Address                                    Class(es)             Percentage of Shares Owned
----------------                                    ---------             --------------------------


CIBC World Markets Corp.                            A
P.O. Box 3484
Church Street Station
New York, NY  10008

Bear Stearns Securities Corp.                       A
1 Metrotech Center N.
Brooklyn, NY  11201

National Financial Services Corp.                   C
FBO Joseph & Marjorie Caldwell, TTEE
200 Liberty Street
New York, NY  10281


Administrative Services. Administrative services are provided to the Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. For the services under the administrative agreement, the Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of each class of the Fund. KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B shares and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include affiliates of KDI.

Administrative services fees paid by the Fund are set forth below:


                               Administrative Service Fees Paid by Fund
                               ----------------------------------------



Fund                            Fiscal      Class   Class B    Class C    Total   Service  Service      Fees
----                            ------      -----   -------    -------    Fees  Paid  by   Paid  by  KDI to
                                Year        A                             KDI to Firms     KDI  Affiliated
                                ----        -                             ------------     ---------------
                                                                                           Firms
                                                                                           -----
-------------------------------------------------------------------------------------------------------------
Kemper Cash Reserves           2000
-------------------------------------------------------------------------------------------------------------
                               1999
-------------------------------------------------------------------------------------------------------------
                               1998
-------------------------------------------------------------------------------------------------------------

[ADD FOOTNOTES FOR SHORTER PERIODS, EXPENSE REIMBURSEMENT & ETC.]
KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is payable based upon Fund assets in accounts for which a firm provides administrative services and, effective January 1, 2000, at an annual rate of 0.15% based on Fund assets in accounts for which there is no firm (other than KDI) listed on the Fund's records. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides administrative services. The Board of Trustees of the Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.

Certain trustees or officers of the Funds are also directors or officers of Scudder Kemper or KDI as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Fund. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

SSB is also the Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with SSB, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of the Fund and, as such, performs all of SSB's duties as transfer agent and dividend paying agent. SSB receives as transfer agent, and pays to KSvC as follows: annual account fees of $14.00 ($23.00 for retirement accounts) plus account set-up charges, annual fees associated with the contingent deferred sales charges (Class B shares only), an asset based fee of 0.02%, and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund.


            -------------------------------------------------------------------
            Fund                         Fees SSB Paid to KSvC
            ----                         ---------------------
            -------------------------------------------------------------------
            Kemper Cash Reserves Fund
            -------------------------------------------------------------------

[ADD FOOTNOTES FOR SHORTER PERIODS, EXPENSE REIMBURSEMENT & ETC.]

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund .

Distributor

Principal Underwriter. Pursuant to a separate underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of the Investment Manager, is the principal underwriter and distributor for the shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

The distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by KDI upon 60 days notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a series by series and class by class basis.

Class A Shares. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms.

Class B Shares and Class C Shares. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services, the agreement (the "Plan") is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. Currently, the Fund's Rule 12b-1 Plan has been separated from its distribution agreement.

For its services under the distribution agreement, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the distribution agreement, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares."

Rule 12b-1 Plan. Since the distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. Currently, the Fund's Rule 12b-1 Plan is separated from its distribution agreement. The table below shows amounts paid in connection with the Fund's Rule 12b-1 Plan during its 1999, 1998 and 1997 fiscal years.

If the Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse KDI for its expenses incurred. In addition, KDI may, from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.


Expenses of the Fund and of KDI in connection with the Rule 12b-1 plans for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.

---------- ------- ------------- ------------ ------------ ------------

---------- ------- ------------- ------------ ------------ ------------
                                 Contingent      Total     Distribution
                   Distribution   Deferred    Distribution  Fees Paid
Class B    Fiscal   Fees Paid       Sales      Fees Paid    by KDI to
Shares      Year   by Fund to      Charges    by KDI to        KDI
------      ----      --------                   -------
                       KDI       Paid to KDI     Firms     Affiliated
                       ---               ---     -----     -----------
                                                             Firms
                                                             -----
---------- ------- ------------- ------------ ------------ ------------

---------- ------- ------------- ------------ ------------ ------------
           2000
---------- ------- ------------- ------------ ------------ ------------
           1999    $1,739,783     1,449,405    2,537,771        0
---------- ------- ------------- ------------ ------------ ------------
           1998    $1,180,000    813,000      3,242,000         0
---------- ------- ------------- ------------ ------------ ------------


---------- ------- ------------- ------------ ------------ ------------
                                 Contingent      Total     Distribution
                   Distribution   Deferred    Distribution  Fees Paid
Class C    Fiscal   Fees Paid       Sales      Fees Paid    by KDI to
Shares      Year   by Fund to      Charges    by KDI to        KDI
------      ----      --------                   -------
                       KDI       Paid to KDI     Firms     Affiliated
                       ---               ---     -----     -----------
                                                              Firms
                                                              -----
---------- ------- ------------- ------------ ------------ ------------

---------- ------- ------------- ------------ ------------ ------------
            2000
---------- ------- ------------- ------------ ------------ ------------
            1999     $533,775      84,132       660,536         0
---------- ------- ------------- ------------ ------------ ------------
            1998     $208,000      24,000       493,000         0
---------- ------- ------------- ------------ ------------ ------------




--------------------- -----------------------------------------
                      Other Distribution Expenses Paid by KDI
--------------------- -----------------------------------------

Advertising                             Misc.
    and      Prospectus   Marketing   Operating    Interest
Literature    Printing    and Sales    Expenses     Expense
----------    --------        ------   --------     -------
                           Expenses
                           --------


------------ ------------ ----------- ----------- -------------

------------ ------------ ----------- ----------- -------------

------------ ------------ ----------- ----------- -------------
  188,020      12,078      502,101      65,360     1,760,937
------------ ------------ ----------- ----------- -------------
   320,000   28,000       656,000     123,000      1,576,000
------------ ------------ ----------- ----------- -------------


------------ ------------ ----------- ----------- -------------

Advertising                             Misc.
   and       Prospectus   Marketing   Operating    Interest
Literature    Printing    and Sales    Expenses     Expense
----------    --------        ------   --------     -------
                           Expenses
                           --------


------------ ------------ ----------- ----------- -------------

------------ ------------ ----------- ----------- -------------

------------ ------------ ----------- ----------- -------------
  102,276       6,468      274,317      42,947      235,088
------------ ------------ ----------- ----------- -------------
  156,000      14,000      329,000      68,000      176,000
------------ ------------ ----------- ----------- -------------

Rule 12b-1 Plans. The Trust has adopted on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to the Fund's Class B and Class C shares (each a "Plan"). Under each Plan, the Fund pays KDI a distribution fee, payable monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. Under each Plan, KDI may compensate various financial services firms ("Firms") for sales of Fund shares and may pay other commissions, fees and concessions to such Firms. The distribution fee compensates KDI for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.

Among other things, the Plan provides that KDI will prepare reports for the Board on a quarterly basis for each class showing amounts paid to the various Firms and such other information as the Board may reasonably request. Each Plan will continue in effect indefinitely, provided that such continuance is approved at least annually by vote of a majority of the Board, and a majority of the Board Members who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Qualified Board Members"), cast at an in-person meeting called for such purpose, or by vote of at least a majority of the outstanding voting securities of the applicable class. Any material amendment to a Plan must be approved by vote of a majority of the Board, and of the Qualified Board Members. An amendment to a Plan to increase materially the amount to be paid to KDI by the Fund for distribution services with respect to the applicable class must be approved by a majority of the outstanding voting securities of that class. While each Plan is in effect, the selection and nomination of Board Members who are not "interested persons" shall be committed to the discretion of the Board Members who are not themselves "interested persons". If a Plan is terminated (or not renewed) with respect to either class, the Plan with respect to the other class may continue in effect unless it also has been terminated (or not renewed).


PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Investment Manager.

Portfolio transaction are undertaken principally to pursue the objective of the Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of the Fund depending upon management's ability to correctly time and execute such transactions. Since the Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities less than one year are excluded from required portfolio turnover rate calculations, so the Fund's portfolio turnover rate for reporting purposes is zero.

The primary objective of the Investment Manager in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Investment Manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Investment Manager routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Investment Manager's practice to place such orders with broker/dealers who supply brokerage and research services to the Investment Manager or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Investment Manager is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The

Investment Manager has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Investment Manager or the Fund in exchange for the direction by the Investment Manager of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Investment Manager may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Investment Manager will place orders for portfolio transactions through SIS, which is a corporation registered as a broker/dealer and a subsidiary of the Investment Manager; SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from a Portfolio for this service.

Although certain research services from broker/dealers may be useful to the Fund and to the Investment Manager, it is the opinion of the Investment Manager that such information only supplements the Investment Manager's own research effort since the information must still be analyzed, weighed, and reviewed by the Investment Manager's staff. Such information may be useful to the Investment Manager in providing services to clients other than the Fund, and not all such information is used by the Investment Manager in connection with the Fund. Conversely, such information provided to the Investment Manager by broker/dealers through whom other clients of the Investment Manager effect securities transactions may be useful to the Investment Manager in providing services to the Fund.

The Trustees review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income whether received in cash or shares. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. No portion of the dividends paid by the Fund will qualify for the dividends received deduction.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its net capital gains income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed net capital gains income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A shareholder who has redeemed shares of the Fund (other than shares of the Fund not acquired by exchange from another Kemper Fund) or other Kemper Fund listed in the prospectus under "Special Features -- Class A Shares --Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Kemper Fund within six months of the redemption as described in the prospectus under "Redemption or

Repurchase of Shares -- Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty. The Fund is required by law to withhold 31% of taxable  dividends  and  redemption  proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax Investment Managers regarding the 20% withholding requirement.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.



In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-621-1048.

FINANCIAL STATEMENTS

The financial statements appearing in the Fund's Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

Commercial  paper  rated  by  Standard  &  Poor's  Corporation  ("S&P")  has the
following   characteristics:   Liquidity   ratios  are  adequate  to  meet  cash
requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                KEMPER PORTFOLIOS
                           PART C. OTHER INFORMATION

Item 23       Exhibits
-------       --------

              (a)          (1)          Amended and Restated Agreement and Declaration of Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (2)          Written Instrument Amending the Agreement and Declaration of Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

              (b)                       By-Laws.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

              (c)          (1)          Text of Share Certificate.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (2)          Amended and Restated Written Instrument Establishing and Designating
                                        Separate Classes of Shares.
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the
                                        Registration Statement.)

              (c)          (3)          Written Instrument Changing the Name of the Series of the Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the
                                        Registration Statement.)

              (d)          (1)          Revised Investment Management Agreement between the Registrant, on behalf of
                                        Kemper Cash Reserves Fund, and Scudder Kemper Investments, Inc., dated
                                        September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 32 to
                                        Registrant's Registration Statement).

                           (2)          Revised Investment Management Agreement between the Registrant, on behalf of
                                        Kemper U.S. Mortgage Fund, and Scudder Kemper Investments, Inc., dated
                                        September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                        Registration Statement.)

              (e)                       Underwriting and Distribution Service Agreement between the Registrant and
                                        Kemper Distributors, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.)

              (f)                       Inapplicable

              (g)                       Custodian Contract between Registrant and State Street Bank and Trust
                                        Company dated April 5, 1999. (Incorporated by reference to Post-Effective
                                        Amendment No. 31 to the Registrant's Registration Statement on Form N-1A
                                        filed on October 18, 1999.)

              (h)          (1)          Agency Agreement


                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (2)          Supplement to Agency Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.)

                           (3)          Administrative Services Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.)

              (h)          (4)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Cash Reserves Fund, and Scudder Fund Accounting
                                        Corp., dated December 31, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.)

              (h)          (5)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper U.S. Mortgage Fund, and Scudder Fund Accounting
                                        Corp., dated December 31, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.)

              (i)                       Legal Opinion and Consent of Counsel to be filed by amendment.

              (j)                       Consent of Independent Auditors to be filed by amendment.

              (k)                       Inapplicable

              (l)                       Inapplicable

              (m)          (1)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper Cash Reserves Fund (Class B shares), and Kemper
                                        Distributors, Inc., dated August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.)

                           (2)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper Cash Reserves Fund (Class C shares), and Kemper
                                        Distributors, Inc., dated August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.)

                           (3)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper U.S. Mortgage Fund (Class B shares), and Kemper
                                        Distributors, Inc., dated August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.)

                           (4)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper U.S. Mortgage Fund (Class C shares), and Kemper
                                        Distributors, Inc., dated August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.)


                                        2


              (n)                       Multi-Distribution System Plan.
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.)

              (p)          (1)          Code of Ethics for Scudder Kemper Investments, Inc. and certain of its subsidiaries, including Kemper Distributors, Inc. and Scudder
                                        Investor Services, Inc., is filed herein.

                           (2)          Code of Ethics for Kemper Portfolios is filed herein.

Item 24.  Persons  Controlled  by or Under Common  Control with Registrant
--------  ----------------------------------------------------------------

          Not applicable.

Item  25.  Indemnification
--------   ---------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------


                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


Name                       Business and Other Connections of Board of Directors of Registrant's Adviser
----                       ----------------------------------------------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments, Inc. **
                           Director and Chairman, Scudder Investments (Luxembourg) S.A. #
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx

Nicholas Bratt             Director and Vice President, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

                                        4

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial Services,
                           Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. @@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Kemper Distributors, Inc.

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.  oo
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.


                     *     Two International Place, Boston, MA
                     @     333 South Hope Street, Los Angeles, CA
                     **    345 Park Avenue, New York, NY
                     #     Societe Anonyme, 47, Boulevard Royal, L-2449
                           Luxembourg, R.C. Luxembourg B 34.564
                     ***   Toronto, Ontario, Canada
                     @@@   Grand Cayman, Cayman Islands, British West Indies
                      o    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
                     ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
                     xx    222 S. Riverside, Chicago, IL
                     xxx   Zurich Towers, 1400 American Ln., Schaumburg, IL
                     @@    P.O. Box 309, Upland House, S. Church St.,
                           Grand Cayman, British West Indies
                     ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
                     oo    1 South Place 5th floor, London EC2M 2ZS England
                     ooo   One Exchange Square 29th Floor, Hong Kong
                     +     Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon,
                           Minato-ku, Tokyo 105-0001
                     x     Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


         (1)                    (2)                                          (3)

         Name                   Positions and Offices with                   Positions and
         ----
                                Kemper Distributors, Inc.                    Offices with Registrant

         Thomas V. Bruns        President                                    None

         Linda C. Coughlin      Director and Vice Chairman                   None

         Kathryn L. Quirk       Director, Secretary, Chief Legal             Vice President
                                Officer and Vice President

         James J. McGovern      Chief Financial Officer and Treasurer        None

         Linda J. Wondrack      Vice President and Chief Compliance Officer  Vice President

         Paula Gaccione         Vice President                               None

         Michael E. Harrington  Managing Director                            None

         Todd N. Gierke         Assistant Treasurer                          None

         Philip J. Collora      Assistant Secretary                          Vice President and Secretary

         Diane E. Ratekin       Assistant Secretary                          None

         Mark S. Casady         Director and Chairman                        President

         Terrence S. McBride    Vice President                               None

         Robert Froelich        Managing Director                            None

         C. Perry Moore         Senior Vice President and Managing Director  None


                                        6

         Lorie O'Malley         Managing Director                            None

         William F. Glavin      Managing Director                            None

         Gary N. Kocher         Managing Director                            None

         Susan K. Crenshaw      Vice President                               None

         Johnston A. Norris     Managing Director and Senior Vice President  None

         John H. Robison, Jr.   Managing Director and Senior Vice President  None

         Robert J. Guerin       Vice President                               None

         Kimberly S. Nassar     Vice President                               None

         Scott B. David         Vice President                               None


         (c)      Not applicable

Item 28.  Location of Accounts and Records
-------   --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item  29.  Management Services
---------  -------------------

         Not applicable.

Item  30  Undertakings
--------  ------------

         Not applicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 29th day of November 2000.

                                                 KEMPER PORTFOLIOS


                                                 By: /s/ Mark S. Casady
                                                     ---------------------------
                                                     Mark S. Casady, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 29th day of November 2000 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Thomas W. Littauer
--------------------------------------
Thomas W. Littauer*                         Chairman and Trustee                         November 29, 2000

/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           November 29, 2000
                                            Accounting Officer)
/s/ John W. Ballantine
--------------------------------------
John W. Ballantine*                         Trustee                                      November 29, 2000

/s/ Lewis A. Burnham
--------------------------------------
Lewis A. Burnham*                           Trustee                                      November 29, 2000

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Trustee                                      November 29, 2000

/s/ Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      November 29, 2000

/s/ Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      November 29, 2000

/s/ Donald R. Jones
--------------------------------------
Donald R. Jones*                            Trustee                                      November 29, 2000

/s/ Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee                                      November 29, 2000

/s/ William P. Sommers
--------------------------------------
William P. Sommers*                         Trustee                                      November 29, 2000

*By:     /s/ Philip J. Collora
         -------------------------------
         Philip J. Collora**

         ** Attorney-in-fact pursuant to powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed November 2, 1998, Post Effective Amendment No. 31 to the Registration Statement, filed October 18, 1999, and Post Effective Amendment No. 32 to the Registration Statement, filed November 18, 1999.

                                                                File No. 2-76806
                                                               File No. 811-3440




                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 37

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 39

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                KEMPER PORTFOLIOS

                                KEMPER PORTFOLIOS

                                  EXHIBIT INDEX


                                 Exhibit (p)(1)
                                 Exhibit (p)(2)